Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of share capital
Authorized:
Unlimited number of no par value common shares

Share Consolidation:
On May 22, 2018, we completed the consolidation of our common shares on the basis of 9.5 pre-consolidation common shares for each one post-consolidation common share (the "Share Consolidation"). Fractional interests were rounded down to the nearest whole number of common shares. Outstanding stock options, restricted share units and performance share units were similarly adjusted by the consolidation ratio. Outstanding warrants were adjusted such that, following the Share Consolidation, 9.5 equity-classified warrants will entitle the holder to purchase one whole common share until June 1, 2022.

Issued:	Shares		Warrants
	Number	Amount $	Number	Amount $
Balance, December 31, 2016	121,258,222	262,321,825	—	—
Issued pursuant to stock option plan	801,000	536,949	—	—
Issued pursuant to "At the Market" equity distribution agreement(a)	3,301,500	2,348,821	—	—
Issued pursuant to public offering(b)	16,445,000	7,893,600	16,445,000	3,617,900
Share issue costs	—	(1,391,057)	—	—
Balance, December 31, 2017	141,805,722	271,710,138	16,445,000	3,617,900
Issued pursuant to "At the Market" equity distribution agreement(a)	519,500	553,650	—	—
Share issue costs	—	(33,335)	—	—
Issued pursuant to stock option plan	71,000	38,269	—	—
Balance, May 22, 2018 - pre-consolidation	142,396,222	272,268,722	16,445,000	3,617,900
Balance, May 22, 2018 - post-consolidation	14,988,995	272,268,722	16,445,000	3,617,900
Issued pursuant to public offering(c)	1,532,278	11,606,882	—	—
Issued pursuant to warrant agreement(b)	157	1,747	(1,500)	(330)
Issued pursuant to stock option plan	34,329	158,976	—	—
Issued pursuant to incentive share award plan	28,297	109,751	—	—
Issued pursuant to Common Stock Purchase Agreement(d)	797,691	3,314,097	—	—
Issued pursuant to "At the Market" equity distribution agreement(e)	18,002	66,360	—	—
Share issue costs	—	(2,333,474)	—	—
Balance, December 31, 2018	17,399,749	285,193,061	16,443,500	3,617,570
Issued pursuant to incentive share award plan	323,301	391,917	—	—
Issued pursuant to Common Stock Purchase Agreement(d)	2,494,943	5,403,385	—	—
Issued pursuant to "At the Market" equity distribution agreement(e)	4,425,040	8,476,454	—	—
Issued pursuant to public offering(f)	4,619,773	3,314,429	—	—
Issued pursuant to warrant derivative exercised(f)	2,935,647	9,152,869	—	—
Share issue costs	—	(854,256)	—	—
Balance, December 31, 2019	32,198,453	311,077,859	16,443,500	3,617,570

(a)
On February 25, 2016, we entered into an "at-the-market" ("ATM") equity distribution agreement with Canaccord Genuity Inc. acting as our sole agent with an aggregate offering value of up to $4.6 million which allows us to sell our common shares through the facilities of the Toronto Stock Exchange or other "marketplace” (as defined in National Instrument 21-101 Marketplace Operation) in Canada (our "Canadian ATM"). Subject to the terms of our Canadian ATM, we are able to determine, at our sole discretion, the timing and number of shares to be sold under this ATM facility. During 2018, we sold 519,500 pre-consolidation shares (approximately 54,684 post-consolidation shares) (2017 - 3,301,500 pre-consolidation shares (approximately 347,526 post-consolidation shares) common shares for gross proceeds of $553,650 (2017 - $2,348,821). We incurred share issue costs of $33,335 (2017 - $245,655).

(b)
On June 1, 2017, pursuant to an underwritten public offering, 16,445,000 units were sold at a purchase price of $0.70 per unit for gross proceeds of $11,511,500. Each unit included one pre-consolidation common share with an ascribed value of $0.48 (0.106 post-consolidation common share with an ascribed value of $4.56) and one pre-consolidation common share purchase warrant with an ascribed value of $0.22 (one post-consolidation common share purchase warrant with an ascribed value of $2.09). These warrants were classified as equity. Each pre-consolidation common share purchase warrant entitled the holder to purchase one pre-consolidation common share at an exercise price of $0.95. Following the Share Consolidation, 9.5 pre-consolidation common share purchase warrants entitles the holder to purchase one post-consolidation common share in the capital of the Company until June 1, 2022, at an exercise price of approximately $9.025. The post-consolidation common share purchase warrants will be subject to acceleration if the volume weighted average price of the Company's common shares equals or exceeds $23.75 for 15 consecutive trading dates. The ascribed value was determined using the relative fair value method. The ascribed value of the common share purchase warrants was determined using the Black-Scholes valuation model. We incurred share issue costs of $1,145,402.

(c)
On June 5, 2018, pursuant to an underwritten public offering, 1,532,278 common shares were sold at a purchase price of US$5.83 per share for gross proceeds of US$8,933,181. We incurred share issue costs of $1,418,356.

(d)
On September 27, 2018, we entered into a Common Stock Purchase Agreement (the "Agreement") with Lincoln Park Capital Fund, LLC ("LPC"). Subject to the terms and conditions of the Agreement and at our sole discretion, we may sell up to US$26,000,000 worth of common shares to LPC over the 30-month term. The purchase price of the common shares will be based on the prevailing market prices immediately preceding the notice of sale without any fixed discount. Subject to the terms of the Agreement, we control the timing and amount of any future investment and LPC is obligated to make such purchases, if and when we elect. The Agreement does not impose any upper price limit restrictions, negative covenants or restrictions on our future financing activities. However, in no event will shares be sold to LPC on a day the closing sale price for the common shares is less than the floor price of US$1.00 per common share; or at a price per share that is less than the volume weighted average trading pricing of the common shares on the TSX for the five immediately preceding trading days, less the maximum applicable discount allowed by the TSX. The Agreement limits our sale of common shares to 19.99% of our total outstanding common shares as at the date that the Common Stock Purchase Agreement was entered into, unless and until we have obtained shareholder approval under applicable Nasdaq rules. As at December 31, 2019, we have reached that limit. We can terminate the Agreement at any time at our sole discretion without any monetary cost or penalty.

In 2019, we sold 2,477,665 (2018 - 678,182) common shares for gross proceeds of US$4,055,725 (2018 - US$2,055,207) and issued 17,278 (2018 - 119,509) commitment shares. The commitment shares were fair valued at US$29,758 (2018 - US$483,690) and were recorded as share issue costs in addition to cash share issue costs of $3,757 (2018 - $208,726).

(e)
On October 24, 2018, we entered into an ATM equity offering sales agreement with Canaccord Genuity Inc. The ATM allows us, at our sole discretion, to issue common shares, at prevailing market price, with an aggregate offering value of up to US$30,000,000 over the next 19 months through the facilities of the NASDAQ in the United States. In 2019, we sold 4,425,040 (2018 - 18,002) common shares for gross proceeds of US$6,390,691 (2018 - US$50,046). We incurred share issue costs of 344,834 (2018 - $135,000).

(f)
On August 16, 2019, pursuant to an underwritten public offering, 4,619,773 units were sold at a purchase price of US$0.81 per unit for gross proceeds of US$3,742,016. Each unit included one common share with a fair value of US$0.54 and one common share purchase warrant with a fair value of US$0.27. These warrants were classified as a financial liability (see Note 8). Each common share purchase warrant entitled the holder to purchase one common share at an exercise price of US$0.90 until August 16, 2024. We incurred transaction costs of $699,427 of which $466,284 were allocated to share issue costs and $233,143 were allocated to operating expenses, based on their relative fair values. In the fourth quarter of 2019, our share capital included fair value of $5,687,003 in addition to gross proceeds of US$2,642,082 for the 2,935,647 warrants that were exercised (see Note 8).

Summary of outstanding warrants
The following table summarizes our outstanding equity warrants at December 31, 2019:

Exercise Price	Outstanding, Beginning of the Year	Outstanding, End of the Year(1)	Weighted Average Remaining Contractual Life (years)
$9.025	16,443,500	16,443,500	2.42

(1)     Exercisable into 1,730,894 common shares.
The following table summarizes information about the stock options outstanding and exercisable at December 31, 2019:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price $	Number Exercisable	Weighted Average Exercise Price $
$0.54 - $1.42	100,000	4.81	0.96	66,667	0.75
$1.43 - $1.79	900,000	4.95	1.45	300,009	1.45
$1.80 - $3.39	376,411	5.11	2.73	284,412	2.72
$3.40 - $7.13	395,111	4.88	3.88	322,880	3.95
$7.14 - $63.84	475,425	2.53	16.74	353,877	19.95
	2,246,947	4.45	5.31	1,327,845	7.22